Exhibit 99.2

John Deere Owner Trust 2006
Statement to Certificateholders

$183,500,000   Class A-1 5.36417% Asset Backed Notes due July 13,2007
$123,000,000   Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000   Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000   Class A-4 5.39% Asset Backed Notes due June 17, 2013
    $12,040,248  Asset Backed Certificates

Payment Date:	15-Aug-06

(1) Amount of principal being paid or distributed:

(a) Class A-1 Notes:	$17,283,523.53
per $1,000 original principal amount:	$94.19

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Certificates:	$0.00
per $1,000 original principal amount:	$0.00

(f) Total:	$17,283,523.53

(2) (a) Amount of interest being paid or distributed:

(i) Class A-1 Notes:	$735,846.90
per $1,000 original principal amount:	$4.01

(ii) Class A-2 Notes:	$554,525.00
per $1,000 original principal amount:	$4.51

(iii) Class A-3 Notes:	$1,219,466.67
per $1,000 original principal amount:	$4.48

(iv) Class A-4 Notes:	$952,098.58
per $1,000 original principal amount:	$4.49

(v) Total:	$3,461,937.15

(3) (a) Pool Balance (excluding accrued interest) at end of related Collection Period:	$765,912,530.11

(b) Note Value at end of related Collection Period:	$772,016,839.18

(c) Pool Face Amount at the end of related Collection Period:	$912,011,805.37

(4) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$153,006,590.88
(ii) A-1 Note Pool Factor:	0.8338234

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(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:	$654,097.02
per $1,000 original principal amount:	$0.82
(a) Amount of Servicing Fee earned:	$654,097.02
(b) Amount of Servicing Fee paid:	$1,291,044.28
(c) Amount of Servicing Fee Shortfall:	$0.00

(6) Amount of Administration Fee:	$100.00

(7) Aggregate Purchase Amounts for Collection Period:	$0.00

(8) (i) Amount in Reserve Account:	$12,037,654.00
(ii) Specified Reserve Account Balance:	$12,037,654.00

(9) (i) Scheduled Payments of Receivables 60 days or more past due:	$251,633.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.03%

(10) (i) Face Amount of Receivables 60 days or more past due:	$2,348,108.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.26%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.31%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.17%

(11) (i) Aggregate amount of net losses for the collection period	$25,907.14
(ii) cumulative amount of net losses:	$25,907.14
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.00%

(12) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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